As filed with the Securities and Exchange Commission on March 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.6%
	Air Freight - 3.2%
9,990	FedEx Corp.	$2,492,905

	Brokerage - 2.2%
33,840	E*Trade Financial Corp. *	1,677,449

	Building - 4.6%
42,620	Masco Corp.	1,872,723
50,270	PulteGroup, Inc.	1,671,477
		3,544,200
	Building Products - 2.2%
18,600	Owens Corning	1,710,084

	Chemicals - 2.3%
14,010	Albemarle Corp.	1,791,739

	Chemicals - Specialty - 5.7%
25,780	Celanese Corp. - Series A	2,760,522
3,970	Sherwin-Williams Co.	1,627,859
		4,388,381
	Computer - Semiconductors - 1.5%
22,970	Applied Materials, Inc.	1,174,226

	Computer Hardware - 3.0%
13,445	Apple Inc.	2,275,297

	Computer Software - 7.7%
17,150	Adobe Systems, Inc. *	3,005,366
34,610	Microsoft Corp.	2,960,539
		5,965,905
	Computer Software - Gaming - 1.7%
12,170	Electronic Arts, Inc. *	1,278,580

	Conglomerates - 2.9%
14,320	Honeywell International, Inc.	2,196,115

	Drugs - Proprietary - 3.3%
35,550	Zoetis, Inc.	2,561,022

	Electrical Instruments - 1.7%
6,820	Thermo Fisher Scientific, Inc.	1,294,982

	Engineering/Construction - 2.0%
40,180	Quanta Services, Inc. *	1,571,440

	Finance/Information Services - 10.2%
15,240	Fiserv, Inc. *	1,998,421
17,040	Global Payments Inc.	1,708,090
16,560	Vantiv, Inc. - Class A *	1,217,988
25,990	Visa, Inc. - Class A	2,963,380
		7,887,879
	Financial Services - Diversified - 2.4%
36,970	Voya Financial, Inc.	1,828,906

	Financial Services - Miscellaneous - 2.1%
22,860	Intercontinental Exchange, Inc.	1,613,002

	Health Care Benefits - 4.9%
17,140	UnitedHealth Group, Inc.	3,778,684

	Health Care Services - 3.4%
26,870	IQVIA Holdings, Inc. *	2,630,573

	Internet Retail - 8.0%
18,250	Alibaba Group Holding Ltd. - ADR*	3,146,847
2,616	Amazon.com, Inc. *	3,059,334
		6,206,181
	Internet Software & Services - 7.7%
3,399	Alphabet, Inc. - Class A *	3,580,507
13,340	Facebook, Inc. - Class A *	2,353,976
		5,934,483
	Machinery - 2.5%
9,560	Parker-Hannifin Corp.	1,907,985

	Real Estate Investment Trusts (REITs) - 2.0%
3,314	Equinix, Inc.	1,501,971

	Retail - Apparel - 1.9%
12,000	Burlington Stores, Inc. *	1,476,360

	Retail - Home Improvement - 4.5%
18,430	Home Depot, Inc.	3,493,038

	Semiconductors - 3.0%
9,110	Broadcom Ltd. +	2,340,359

	TOTAL COMMON STOCKS (Cost $53,706,903)	74,521,746

	SHORT-TERM INVESTMENTS - 0.8%
628,013	Invesco STIT Treasury Portfolio - Institutional Class, 1.17%#	628,013
	TOTAL SHORT-TERM INVESTMENTS (Cost $628,013)	628,013
	Total Investments in Securities (Cost $54,334,916) - 97.4%	75,149,759
	Other Assets in Excess of Liabilities - 2.6%	2,019,382
	NET ASSETS - 100.0%	$77,169,141

ADR - American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Apparel - 1.8%
2,900	PVH Corp.	$397,909

	Asset Management - 2.6%
10,337	Eaton Vance Corp.	582,903

	Auto/Auto Parts - 4.1%
3,237	Lear Corp.	571,848
15,228	Meritor, Inc. *	357,249
		929,097
	Biotechnology - 1.6%
9,343	Supernus Pharmaceuticals, Inc. *	372,319

	Brokerage - 2.2%
9,920	E*Trade Financial Corp. *	491,734

	Building - 7.2%
15,608	Masco Corp.	685,816
28,506	PulteGroup, Inc.	947,824
		1,633,640
	Building Products - 2.6%
6,443	Owens Corning	592,369

	Business Services - 3.1%
5,604	MSCI, Inc.	709,130

	Chemicals - 3.2%
5,691	Albemarle Corp.	727,822

	Chemicals - Specialty - 2.3%
4,896	Celanese Corp. - Series A	524,264

	Computer Software - 6.5%
7,375	EPAM Systems, Inc. *	792,296
16,989	SS&C Technologies Holdings, Inc.	687,715
		1,480,011
	Computer - Storage - 1.6%
6,491	NetApp, Inc.	359,082

	Electrical Instruments - 3.8%
1,765	Coherent, Inc. *	498,118
7,292	Novanta, Inc. * +	364,600
		862,718

	Energy/Alternative - 1.8%
6,279	Ormat Technologies, Inc.	401,605

	Engineering/Construction - 2.9%
13,747	Tetra Tech, Inc.	661,918

	Finance/Information Services - 4.8%
6,803	Global Payments Inc.	681,932
5,545	Vantiv, Inc. - Class A *	407,835
		1,089,767
	Financial Services - Diversified - 2.3%
10,421	Voya Financial, Inc.	515,527

	Financial Services - Miscellaneous - 6.8%
7,835	Broadridge Financial Solutions, Inc.	709,695
6,753	CBOE Holdings, Inc.	841,356
		1,551,051
	Food - 2.0%
13,697	Performance Food Group Co. *	453,371

	Health Care Services - 4.3%
10,805	PRA Health Sciences, Inc. *	984,011

	Leisure Time - 4.8%
14,274	Planet Fitness, Inc. - Class A *	494,309
3,884	Thor Industries, Inc.	585,396
		1,079,705
	Medical Systems/Equipment - 2.9%
7,814	Hill Rom Holdings, Inc.	658,642

	Office Products - 3.8%
7,563	Avery Dennison Corp.	868,686

	Real Estate Investment Trusts (REITs) - 2.0%
4,024	CoreSite Realty Corp.	458,334

	Retail - Apparel - 3.6%
6,533	Burlington Stores, Inc. *	803,755

	Retail - Discount - 2.8%
12,046	Ollie's Bargain Outlet Holdings, Inc. *	641,450

	Semiconductors - 8.1%
25,500	Cypress Semiconductor Corp.	388,620
13,718	Entegris, Inc.	417,713
4,914	Microchip Technology, Inc.	431,843
28,596	ON Semiconductor Corp. *	598,800
		1,836,976
	TOTAL COMMON STOCKS (Cost $16,769,938)	21,667,796

	SHORT-TERM INVESTMENTS - 0.0%
103	Invesco STIT Treasury Portfolio - Institutional Class, 1.17%#	103
	TOTAL SHORT-TERM INVESTMENTS (Cost $103)	103
	Total Investments in Securities (Cost $16,770,041) - 95.5%	21,667,899
	Other Assets in Excess of Liabilities - 4.5%	1,023,557
	NET ASSETS - 100.0%	$22,691,456

ADR - American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds' (the "Fund" or "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of December 31, 2017:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,700,209	$-	$-	$9,700,209
Financials	5,119,356	-	-	5,119,356
Health Care	10,265,261	-	-	10,265,261
Industrials	11,751,251	-	-	11,751,251
Materials	6,180,120	-	-	6,180,120
Real Estate	1,501,971	-	-	1,501,971
Technology	30,003,578	-	-	30,003,578
Total Common Stocks	74,521,746	-	-	74,521,746
Short-Term Investments	628,013	-	-	628,013
Total Investments in Securities	$74,149,759	$-	$-	$74,149,759

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,442,491	$-	$-	$4,442,491
Consumer Staples	453,371	-	-	453,371
Financials	3,140,651	-	-	3,140,651
Health Care	2,014,972	-	-	2,014,972
Industrials	2,297,352	-	-	2,297,352
Materials	2,120,772	-	-	2,120,772
Real Estate	458,334	-	-	458,334
Technology	6,338,248	-	-	6,338,248
Utilities	401,605	-	-	401,605
Total Common Stocks	21,667,796	-	-	21,667,796
Short-Term Investments	103	-	-	103
Total Investments in Securities	$21,667,899	$-	$-	$21,667,899

Refer to the Funds' schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                   Officer/Principal Executive Officer

Date                                       February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                   Officer/Principal Executive Officer

Date                                       February 23, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                               February 23, 2018

* Print the name and title of each signing officer under his or her signature.